Short-Term Borrowings And Long-Term Debt (Schedule Of Long-Term Debt) (Parenthetical) (Detail) - Mar. 31, 2015	Total
0.15% - 2.06% coupon bonds due 2015 - 2031 | Debt Denominated In Japanese Yen | Bonds
Debt Instrument [Line Items]
Debt instrument, interest rate, stated percentage rate range, minimum	0.15%
Debt instrument, interest rate, stated percentage rate range, maximum	2.06%
Debt instrument, maturity date range, start	2015
Debt instrument, maturity date range, end	2031
0.42% floating rate bond due 2022 | Debt Denominated In Japanese Yen | Bonds
Debt Instrument [Line Items]
Debt instrument, interest rate, stated percentage rate range, maximum	0.42%
Debt instrument, maturity date range, end	2022
0.70% (weighted average) loans due 2015 - 2029 | Debt Denominated In Japanese Yen | Secured Indebtedness to Financial Institutions
Debt Instrument [Line Items]
Long-term debt, weighted average interest rate	0.70%
Debt instrument, maturity date range, start	2015
Debt instrument, maturity date range, end	2029
0.30% (weighted average) floating rate loans due 2018 - 2026 | Debt Denominated In Japanese Yen | Secured Indebtedness to Financial Institutions
Debt Instrument [Line Items]
Long-term debt, weighted average interest rate	0.30%
Debt instrument, maturity date range, start	2018
Debt instrument, maturity date range, end	2026
0.99% (weighted average) loans due 2015 - 2031 | Debt Denominated In Japanese Yen | Unsecured Indebtedness to Financial Institutions
Debt Instrument [Line Items]
Long-term debt, weighted average interest rate	0.99%
Debt instrument, maturity date range, start	2015
Debt instrument, maturity date range, end	2031
0.28% (weighted average) floating rate loans due 2015 - 2026 | Debt Denominated In Japanese Yen | Unsecured Indebtedness to Financial Institutions
Debt Instrument [Line Items]
Long-term debt, weighted average interest rate	0.28%
Debt instrument, maturity date range, start	2015
Debt instrument, maturity date range, end	2026
0.89% to 2.15% U.S. dollar notes due 2016 to 2020 | Debt Denominated In Foreign Currencies | Notes
Debt Instrument [Line Items]
Debt instrument, interest rate, stated percentage rate range, minimum	0.89%
Debt instrument, interest rate, stated percentage rate range, maximum	2.15%
Debt instrument, maturity date range, start	2016
Debt instrument, maturity date range, end	2020
0.69% floating rate U.S. dollar notes due 2019 | Debt Denominated In Foreign Currencies | Notes
Debt Instrument [Line Items]
Debt instrument, interest rate, stated percentage rate range, maximum	0.69%
Debt instrument, maturity date range, end	2019
0.68% (weighted average) U.S. dollar floating rate loans due 2015 - 2029 | Debt Denominated In Foreign Currencies | Unsecured Indebtedness to Financial Institutions
Debt Instrument [Line Items]
Long-term debt, weighted average interest rate	0.68%
Debt instrument, maturity date range, start	2015
Debt instrument, maturity date range, end	2029
0.88% (weighted average) U.K. pound floating rate loans due 2016 - 2018 | Debt Denominated In Foreign Currencies | Unsecured Indebtedness to Financial Institutions
Debt Instrument [Line Items]
Long-term debt, weighted average interest rate	0.88%
Debt instrument, maturity date range, start	2016
Debt instrument, maturity date range, end	2018
0.97% (weighted average) Euro loans due 2015 - 2025 | Debt Denominated In Foreign Currencies | Unsecured Indebtedness to Financial Institutions
Debt Instrument [Line Items]
Long-term debt, weighted average interest rate	0.97%
Debt instrument, maturity date range, start	2015
Debt instrument, maturity date range, end	2025
0.71% (weighted average) Euro floating rate loans due 2015 - 2020 | Debt Denominated In Foreign Currencies | Unsecured Indebtedness to Financial Institutions
Debt Instrument [Line Items]
Long-term debt, weighted average interest rate	0.71%
Debt instrument, maturity date range, start	2015
Debt instrument, maturity date range, end	2020
Other loans due 2015 - 2033 | Debt Denominated In Foreign Currencies | Unsecured Indebtedness to Financial Institutions
Debt Instrument [Line Items]
Debt instrument, maturity date range, start	2015
Debt instrument, maturity date range, end	2033